Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions
27.	Related Party Transactions

The Group had no material transactions with related parties for the years ended December 31, 2022, 2023 and 2024, and no material related parties’ balances as of December 31, 2023 and 2024.